Premises and Equipment, Net (Future minimum payments under non-cancelable operating leases) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) lease_agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Total rental expense	$ 460,000	$ 454,000	$ 409,000
Number of operating lease agreements | lease_agreement	5
Lease One [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 7,350
Operating lease renewal option	30 years
Lease Two [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 900
Operating lease renewal option	10 years
Lease Three [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 9,950
Operating lease renewal option	45 years
Lease Four [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 10,600
Operating lease renewal option	20 years
Lease Five [Member] [Domain]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 7,900
Operating lease renewal option	15 years